29. Lease of use (Tables)	12 Months Ended
Dec. 31, 2017
Lease Of Use Tables
Future minimum payments
	12.31.17	12.31.16
2017	-	40,639
2018	84,319	7,649
2019	84,402	9,495
2020	35,348	5,700
2021	3,113	1,850
Total future minimum lease payments	207,182	65,333

Expenses for operating assignments
	12.31.17	12.31.16	12.31.15
Total lease expenses	85,399	68,483	42,440

Future minimum collections
	12.31.17	12.31.16
2017	137,004	108,743
2018	136,900	108,511
2019	131,258	103,090
Total future minimum lease collections	405,162	320,344

Income from operating assignments
	12.31.17	12.31.16	12.31.15
Total lease income	130,851	108,228	76,417